Associates and joint ventures - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures and associates [line items]
Profit after taxation for the year	£ 33	£ 33	£ 74
Other comprehensive income	(337)	970	(1,567)
Sales to associates and joint ventures	0	0	11
Share of after tax profits and losses of associates and joint ventures	33	£ 33	£ 74
Innoviva Inc [member]
Disclosure of joint ventures and associates [line items]
Profit after taxation for the year	33
Other comprehensive income	0
Share of after tax profits and losses of associates and joint ventures	£ 33